Income tax credit	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income tax credit

7.	Income tax credit

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	£	£	£
Current tax
Corporation tax credit	1,407,542	1,171,928	826,065
Total current tax credit	1,407,542	1,171,928	826,065

Reconciliation of loss before tax to the tax credit for the year
Loss before tax	14,983,467	6,629,844	6,894,049

Loss on ordinary activities multiplied by the standard rate of tax of 19% (2020: 19% and 2019: 19%)	2,846,859	1,259,670	1,309,869

Non-deductible expenses	(1,641,974)	(4,556)	(3,821)
Deferred tax movement on unrecognized fixed asset differences	(103,418)	(157,728)	56,935
Deferred tax movement on unrecognized timing differences	42,462	2,660	2,616
Deferred tax movement on share-based payments	-	(152,895)	(158,800)
Deferred tax asset not recognized	(342,227)	(278,753)	(695,881)
Additional allowance in respect of enhanced R&D relief	1,042,213	868,918	667,671
Surrender of tax losses for R&D tax credit refund	(1,843,915)	(1,537,316)	(1,178,589)
R&D tax credits generated	1,407,542	1,171,928	826,065
Current tax credit	1,407,542	1,171,928	826,065

Included within corporation tax receivable are research and development tax credits of £Nil (2020: £5,485 and 2019: £576,161) which are included within other income.

Factors affecting future tax

In March 2021, the U.K. Government announced that from April 1, 2023 the corporation tax rate would increase to 25% for U.K. companies with annual profits of £250,000 or higher.  This was substantively enacted on May 24, 2021.

If the Group’s deferred tax balances at the period end were remeasured at 30% this would result in the unrecognized deferred tax asset increasing by £1,025,688.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)